Stockholders' Deficit - Schedule of Warrant Activity (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Equity [Abstract]
Outstanding, January 1	905,470	624,508
Granted	326,104	280,962
Outstanding, December 31	1,231,574	905,470